Capital Stock (Details Textual) - USD ($)				1 Months Ended						3 Months Ended	12 Months Ended
	Jul. 05, 2017	Jun. 06, 2017	Feb. 02, 2015	Oct. 31, 2017	Aug. 31, 2017	Jul. 31, 2017	Mar. 31, 2017	Feb. 13, 2017	Jun. 30, 2016	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2017	Feb. 29, 2016
Capital Stock (Textual)
Preferred stock, par value										$ 0.001	$ 0.001
Preferred stock, authorized										50,000,000	50,000,000	10,000,000
Common stock, par value										$ 0.001	$ 0.001
Common stock, authorized										450,000,000	450,000,000	210,000,000
Common stock, issued										41,449,735	41,418,665	98,720,060
Shares of restricted stock, granted			2,890,000
Unvested shares of restricted stock, repurchased									133,333						133,333
Unvested per shares of restricted stock									$ 0.005						$ 0.005
Restricted stock of split shares									27,566,670
Conversion of restricted stock, description								On February 13, 2017, all of Aircom's 27,566,670 restricted shares were converted to Aerkomm's restricted stock of 10,279,738 shares at the ratio of 2.681651 to 1, pursuant to the Exchange Agreement (see Note 1).
Additional paid-in capital warrants										$ 26,667	$ 60,000	$ 40,000	$ 20,000
Subscribed capital				$ 544,913
Subscription receivable										559,608
Common shares of not issued yet										$ 690,648	75,040	$ 1,862,643
Anthony D [Member]
Capital Stock (Textual)
Common stock, issued														80,000
Integra Consulting Group LLC [Member]
Capital Stock (Textual)
Common stock, issued														20,000
Private placement [Member]
Capital Stock (Textual)
Private placement offering common shares		60,000		264,086			500,000			123,330
Private placement share aggregate amount		$ 300,000		$ 1,452,473			$ 1,500,000			$ 690,648
Common stock price per shares		$ 5		$ 5.50			$ 3			$ 5.60
Share aggregate value		$ 2,327,400
Shares issued		465,480
Shares sold		60,000			517,413	517,413
Warrants [Member]
Capital Stock (Textual)
Conversion of restricted stock, description												The stock warrants allow the service provider to purchase a number of shares of Aircom common stock equal $60,000 divided by 85% of the share price paid by investors for Aircom's common stock in the first subsequent qualifying equity financing event, at an exercise price of $0.01 per share.
Additional paid-in capital warrants										$ 26,667	$ 60,000	$ 60,000
Cumulative additional paid-in capital related to warrants										$ 146,667
Daniel Shih [Member] | Private placement [Member]
Capital Stock (Textual)
Private placement offering common shares	5,000
Private placement share aggregate amount	$ 27,500
Common stock price per shares	$ 5.5
Settlement and release agreement [Member] | Total [Member]
Capital Stock (Textual)
Common stock price per shares		$ 5.00
Share aggregate value		$ 2,027,400
Shares issued		405,480
Settlement and release agreement [Member] | Priceplay Taiwan Inc. ("PPTW") [Member]
Capital Stock (Textual)
Share aggregate value		$ 819,300
Shares issued		163,860
Settlement and release agreement [Member] | Priceplay.com, Inc. (PPUS) [Member]
Capital Stock (Textual)
Share aggregate value		$ 737,000
Shares issued		147,400
Settlement and release agreement [Member] | dMobile [Member]
Capital Stock (Textual)
Share aggregate value		$ 471,100
Shares issued		94,220